Other Operating Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Operating Expenses [Abstract]
Data processing	$ 699,942	$ 434,175	$ 599,327
Professional fees	1,053,907	692,375	636,286
Franchise tax	436,530	436,955	375,259
Advertising	404,558	462,758	614,312
ATM processing and other fees	448,250	446,017	341,640
Amortization of core deposit intangible asset	56,935	40,857	40,857
Postage	100,241	165,439	188,653
Stationery and supplies	172,303	177,947	210,332
FDIC assessment	330,479	379,587	751,799
Loan closing fees	233,068	174,564	275,212
Other real estate owned	273,243	250,632	705,910
Deposit losses & recoveries	(19,928)	28,720	314,473
Prepayment penalty on borrowings	528,750	984,566
Other	1,657,150	1,557,286	1,430,753
Total other operating expenses	$ 6,375,428	$ 6,231,878	$ 6,484,813